Reserve for Losses and Loss Adjustment Expenses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve for Losses and Loss Adjustment Expenses
Loss and loss adjustment expense reserve redundancy	$ 90	$ 20	$ 50	$ 1,500	$ 1,900	$ 100	$ 200